Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	ATTORNEYS AND COUNSELORS AT LAW

Daniel H. April

Janet Clow

David F. Cunningham

Patrick J. Dolan

John M. Hickey

C.W.N. Thompson, Jr.

February 13, 2013

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Thornburg Investment Trust

Registration Number under the Securities Act of 1933: 33-14905

Registration Number under the Investment Company Act of 1940: 811-05201

Ladies and Gentlemen:

On behalf of the above-referenced Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, I have attached for filing exhibits containing interactive data format risk/return summary information. These interactive data files relate to one of the prospectuses that the Registrant filed with the Securities and Exchange Commission on February 4, 2013 pursuant to Rule 497 (Accession No. 0001193125-13-036392).

Please contact me at the number referenced below if you have any questions regarding this filing.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive Suite 1000 Santa Fe, New Mexico 87505	E-mail: dan_april@catchlaw.com Web Address: www.catchlaw.com	Tel.: (505) 988-2900 Extension 103 Fax: (505) 988-2901